Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at December 31, 2021		As at December 31, 2020		Fair
USD'000	Carrying amount	Fair value	Carrying amount	Fair value	value level	Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,261	3,261	2,900	2,900	3	9
Notes receivable from employees and related parties	68	68	37	37	3	10
Notes receivable, noncurrent	190	190	183	183	3	14
Equity securities, at cost	501	501	—	—	3	21
Accounts payable	16,448	16,448	13,099	13,099	3	24
Notes payable	6,249	6,249	4,115	4,115	3	25
Bonds, mortgages and other long-term debt	458	458	646	4,115	3	27
Convertible note payable, current	—	—	5,633	5,633	3	27
Convertible note payable, noncurrent	9,049	9,049	3,710	3,710	3	27
Indebtedness to related parties, noncurrent	2,395	2,395	—	—	3	28
Recurring fair value measurements
Available-for-sale debt security	—	—	9,190	9,190	1	11
Equity securities, at fair value	1	1	301	301	1	22

Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value
Derivative liabilities	USD'000
Balance as at December 31, 2019	44
Fair value of the derivative instrument (conversion option)	—
Gain on derivative recognized as a separate line in the statement of loss	(44)
Balance as at December 31, 2020	—
Fair value of the derivative instrument (conversion option)	—
Gain on derivative recognized as a separate line in the statement of loss	—
Balance as at December 31, 2021	—